Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Schedule of movements in the number of the company’s ordinary shares outstanding
	2022	2021
At January 1	6,191,100	6,153,300
Employee share options exercised	6,000	37,800
Cancellation of ordinary shares	(6,000)	-
Conversion of preference shares to ordinary shares	6,627,412	-
Capital recapitalization	48,984,243	-
Capital reorganization	9,492,875	-
Warrant exercised	62,107	-
Treasury shares purchased	(2,814,895)	-
At December 31	68,542,842	6,191,100

Schedule of authorized and issued preference shares
	Series A		Series B
	Number of shares	Amount	Number of shares	Amount
2022
Beginning of financial year	1,639,344	$1,639,344	1,589,957	$1,589,957
Cancellation of treasury shares	-	-	(31,645)	(31,645)
Conversion of convertible preference shares to ordinary shares	(1,639,344)	(1,639,344)	(1,558,312)	(1,558,312)
End of financial year	-	$-	-	$-

2021
Beginning and end of financial year	1,639,344	$1,639,344	1,589,957	$1,589,957

	Series C		Series D
	Number of shares	Amount	Number of shares	Amount
2022
Beginning of financial year	1,182,926	$1,182,926	1,432,665	$1,432,665
Conversion of convertible preference shares to ordinary shares	(1,182,926)	(1,182,926)	(1,432,665)	(1,432,665)
End of financial year	-	$-	-	$-

2021
Beginning and end of financial year	1,182,926	$1,182,926	1,432,665	$1,432,665